Other non-current assets (Tables)	12 Months Ended
Oct. 31, 2019
Other non-current assets [Abstract]
Other Non-current Assets
	October 31, 2019	October 31, 2018
	$m	$m
Employee benefit deposit	33.4	31.1
Long-term rent deposits	4.9	4.1
Long-term prepaid expenses	4.5	2.9
Other	1.2	0.7
	44.0	38.8